Cover	Jan. 01, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Two Harbors Investment Corp. is filing this Amendment No. 1 to its Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission on January 2, 2020 (the “Original Form 8-K”), solely to correct the titles of Messrs. Greenberg and Koeppen referenced in the second sentence of the first paragraph. As indicated elsewhere in the Original Form 8-K, Messrs. Greenberg and Koeppen were appointed as “Co-Chief Investment Officers” effective January 1, 2020. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jan. 01, 2020
Entity File Number	001-34506
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Entity Tax Identification Number	27-0312904
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, Address Line Two	Suite 2930
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	612
Local Phone Number	629-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TWO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% Series D Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRE
Security Exchange Name	NYSE